Transactions with Related Parties	9 Months Ended
Sep. 30, 2025
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

Details of the Company’s transactions with related parties are discussed in Note 3 of the consolidated financial statements for the year ended December 31, 2024, included in the Company’s 2024 Annual Report on Form 20-F filed with the SEC on April 10, 2025, and are supplemented by the below new activities within the period.
Related parties transaction incurred during the nine-month period ended September 30, 2025
Management Agreements:
Master Management Agreement
For the nine-month periods ended September 30, 2025 and 2024, management fees charged from Seanergy amounted to $661 and $695, respectively, and are presented under “Management fees-related party” in the accompanying unaudited interim condensed consolidated statement of operations. As of September 30, 2025 and December 31, 2024, the balance due to Seanergy amounted to $6,109 and $5,597, respectively, and is included in “Due to related parties” in the accompanying condensed consolidated balance sheets. During the nine-month period ended September 30, 2025, an amount of $179 ($NIL for nine-month period ended September 30, 2024) related to payments for working capital purposes from Seanergy funds and is presented under “Cash flows from financing activities” in the unaudited interim condensed consolidated statements of cash flows.
Technical Management Agreements

In relation to the technical management, Seanergy Shipmanagement Corp. (“Seanergy Shipmanagement”) is responsible for arranging the day-to-day operations, inspections, maintenance, repairs, drydocking, purchasing, insurance and claims handling. On January 28, 2025, the vessel owning company of the Synthesea entered into a new management agreement with Seanergy Shipmanagement for a fixed management fee of $14.
For the nine-month periods ended September 30, 2025 and 2024, management fees charged from Seanergy Shipmanagement amounted to $682 and $596, respectively, and are presented under “Management fees-related party” in the accompanying unaudited interim condensed statements of operations. As of September 30, 2025 and December 31, 2024, the balance due to Seanergy Shipmanagement amounted to $1,414 and $1,004, respectively, and is included in “Due to related parties” in the accompanying condensed consolidated balance sheets.

Commercial Management Agreements
For the nine-month periods ended September 30, 2025 and 2024, fees charged under the commercial management agreements amounted to $236 and $266 and are included in “Vessel revenue, net” in the accompanying unaudited interim condensed statement of operations.
For the nine-month period ended September 30, 2025, an amount of $505 ($202 for the nine-month period ended September 30, 2024) charged in relation to sale services and is included in the calculations of “Gain on sale of vessels, net” (Note 5) in the accompanying unaudited interim condensed statement of operations.
As of September 30, 2025 and December 31, 2024, balance to Seanergy Management amounted to $1,553 and $670 and is included in “Due to related parties” in the accompanying condensed consolidated balance sheets.
On April 7, 2025, the Compensation Committee of the Company granted 75,000 shares to certain of the Company’s service providers (Note 16).

Short-term loan facility:

On April 25, 2025, United received a short-term loan facility from Seanergy totaling $2,000 for working capital. The facility bore interest of 10.00% per annum and was fully repaid on June 17, 2025, shortly after the completion of the sale of the Gloriuship. The resulting interest and finance costs from this facility was $48 and are presented in “Interest and finance costs-related party” in the accompanying unaudited interim condensed statement of operations.